Compensation of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Summary of the Remuneration of the Key Management Personnel	The remuneration of the key management personnel during the years ended December 31, 2021 and 2020 was as follows:

	2021	2020	2019
Current employee benefits1)	$5,466	$6,153	$10,083
Pension costs	78	115	267
Share-based payments	4,351	4,917	16,842
Termination benefits	406	319	2,919
	$10,301	$11,504	$30,111

1) Current employee benefits include salaries, bonuses, other employee benefits other than those listed in the table and director fees paid in cash.